Exhibit 99.1

Nissan Auto Receivables 2019-A Owner Trust

Servicer’s Certificate

Collection Period	28-Feb-19	30/360 Days	32	Collection Period Start	13-Feb-19
Distribution Date	15-Mar-19	Actual/360 Days	30	Collection Period End	28-Feb-19
				Prior Month Settlement Date	13-Feb-19
				Current Month Settlement Date	15-Mar-19

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,394,407,179.62	1,394,407,179.62	1,353,880,860.83	1.036332
Yield Supplement Overcollaterization		87,991,122.47	87,991,122.47	84,361,471.19
Total Adjusted Pool Balance		1,306,416,057.15	1,306,416,057.15	1,269,519,389.64
Total Adjusted Securities		1,306,416,057.15	1,306,416,057.15	1,269,519,389.64	0.971757
Class A-1 Notes	2.70786%	263,000,000.00	263,000,000.00	226,103,332.49	0.859708
Class A-2a Notes	2.82000%	400,000,000.00	400,000,000.00	400,000,000.00	1.000000
Class A-2b Notes	2.64788%	50,000,000.00	50,000,000.00	50,000,000.00	1.000000
Class A-3 Notes	2.90000%	450,000,000.00	450,000,000.00	450,000,000.00	1.000000
Class A-4 Notes	3.00000%	87,000,000.00	87,000,000.00	87,000,000.00	1.000000
Certificates	0.00000%	56,416,057.15	56,416,057.15	56,416,057.15	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	36,896,667.51	593,472.65	140.2915114	2.2565500
Class A-2a Notes	0.00	1,002,666.67	—	2.5066667
Class A-2b Notes	0.00	110,328.33	—	2.2065666
Class A-3 Notes	0.00	1,160,000.00	—	2.5777778
Class A-4 Notes	0.00	232,000.00	—	2.6666667
Certificates	0.00	0.00	—	—

Total Securities	36,896,667.51	3,098,467.65

I. COLLECTIONS

Interest:
Interest Collections				3,683,369.38
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				3,683,369.38
Principal:
Principal Collections				40,116,717.14
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				40,116,717.14
Recoveries of Defaulted Receivables				0.00

Total Collections				43,800,086.52

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			60,489	1,306,416,057.15
Total Principal Payment				36,896,667.51

			57,573	1,269,519,389.64

Nissan Auto Receivables 2019-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	43,800,086.52
Reserve Account Draw	0.00
Total Available for Distribution	43,800,086.52
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	1,162,005.98
Servicing Fee Paid	1,162,005.98
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	593,472.65
Class A-1 Notes Monthly Interest Paid	593,472.65
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	1,002,666.67
Class A-2a Notes Monthly Interest Paid	1,002,666.67
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	110,328.33
Class A-2b Notes Monthly Interest Paid	110,328.33
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,160,000.00
Class A-3 Notes Monthly Interest Paid	1,160,000.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	232,000.00
Class A-4 Notes Monthly Interest Paid	232,000.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2019-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		3,098,467.65
Total Note Monthly Interest Paid		3,098,467.65
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		39,539,612.89
4. Total Monthly Principal Paid on the Notes		36,896,667.51
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		36,896,667.51
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		2,642,945.37
Deposit from Remaining Available Collections to fund Reserve Account		0.01
Remaining Available Collections Released to Certificateholder		2,642,945.36

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,266,040.14
Required Reserve Account Amount		3,266,040.15
Beginning Reserve Account Balance		3,266,040.14
Deposit of Remaining Available Collections		0.01
Ending Reserve Account Balance		3,266,040.15
Required Reserve Account Amount for Next Period		3,266,040.15

VI. POOL STATISTICS

Weighted Average Coupon		3.25%
Weighted Average Remaining Maturity		54.33

	Amount	Number
Principal on Defaulted Receivables	409,601.65	14
Principal Recoveries of Defaulted Receivables	0.00

Monthly Net Losses	409,601.65
Pool Balance at Beginning of Collection Period	1,394,407,179.62
Net Loss Ratio for Third Preceding Collection Period	0.00%
Net Loss Ratio for Second Preceding Collection Period	0.00%
Net Loss Ratio for Preceding Collection Period	0.00%
Net Loss Ratio for Current Collection Period	0.35%
Four-Month Average Net Loss Ratio	0.09%
Cumulative Net Losses for all Periods	409,601.65

Nissan Auto Receivables 2019-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	3,431,898.70	121	0.25%
61-90 Days Delinquent	21,032.11	1	0.00%
91-120 Days Delinquent	0.00	0	0.00%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	3,452,930.81	122	0.26%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Second Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Current Collection Period	0.00%	0.00%
Four-Month Average Delinquency Ratio	0.00%	0.00%
60 Day Delinquent Receivables	21,032.11
Delinquency Percentage	0.00%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

4. Has there been an issuance of notes or other securities backed by the Receivables?			NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO

VII. Credit Risk Retention Disclosure

NMAC, the sponsor, determined that the combined fair value of the Notes and the Certificates was $1,342,336,057 as of the Closing Date, and that the fair value of the entire portion of the Certificates as of the Closing Date was $92,336,057, which is approximately 6.88% of the fair value of the Notes and Certificates. NARC II, the depositor, an affiliate of NMAC, retained all of the Certificates as of the Closing Date. The depositor is retaining a sufficient portion of the Certificates necessary to satisfy the requirements of the SEC’s credit risk retention rules, 17 C.F.R Part 246 (“Regulation RR”), which will be greater than or equal to the 5.00% of the fair value of the Notes and Certificates required to comply with Regulation RR.

Although the actual interest rates on the Notes in some cases were not within ranges of the assumed rates, and the actual allocation of the principal balance of the Class A-2 Notes between fixed rate A-2a and floating rate A-2b tranches differed from the assumed allocation, these differences and any other differences between the inputs and assumptions prior to sale of the Notes and at the closing of such sale, do not represent in the aggregate material changes in the methods or inputs and assumptions used by NMAC to calculate the fair value of the Notes and Certificates as of the Closing Date from the methods or inputs and assumptions used by NMAC to calculate the fair value prior to such sale as disclosed in the preliminary prospectus for the Notes dated as of February 5, 2019.